Finance Costs (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Cost [Abstract]
Schedule of finance costs
Interest expense on borrowings	22,177,769	4,966,876
Interest on lease liability	3,043,214	1,685,010
Asset retirement obligation - accretion expenses	65,859	28,252
Bank charges	119,347	89,587
Exchange loss	11,800	40,993
	25,417,989	6,810,718

Interest expense on borrowings	4,966,876	5,467,250
Interest on lease liability	1,685,010	2,041,006
Early settlement charges	Nil	706,643
Asset retirement obligation - accretion expenses	28,252	79,555
Bank charges	89,587	11,696
Exchange loss	40,993	29,119
	6,810,718	8,335,269

Interest expense on borrowings	5,467,250	4,002,772
Interest on lease liability	2,041,006	1,412,796
Early settlement charges	706,643	Nil
Asset retirement obligation - accretion expenses	79,555	Nil
Bank charges	11,696	314,967
Exchange loss	29,119	51,895
	8,335,269	5,782,430

Interest expense on term loans	4,002,772	5,559,195
Interest on lease liability	1,412,796	1,387,612
Bank charges	314,967	5,116
Exchange loss	51,895	Nil
	5,782,430	6,951,923

Interest expense	5,559,195	647,969
Interest on lease liability	1,387,612	318,957
Bank charges	5,116	Nil
	6,951,923	966,926